Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	5.655
Maximum Aggregate Offering Price	$ 1,131,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 173.16
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 ("Common Stock"), of Redwood Trust, Inc. (the "Registrant") that become issuable under the Registrant's Amended and Restated Executive Deferred Compensation Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and maximum aggregate offering price are based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 6, 2025, which date is within five business days prior to filing this Registration Statement.